UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number: 028-11832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter Fang             Lafayette, California            10/29/2008
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                          0
                                                --------------------------------

Form 13F Information Table Entry Total:                                    13
                                                --------------------------------

Form 13F Information Table Value Total:                              $145,140
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

          NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             09/30/2008

                          TITLE                   VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER          OF CLASS      CUSIP     (X$1,000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS SOLE   SHARED  NONE
---------------------  ----------  -----------  ----------  -------- ---- ----- -------- -------- -----  ------  ----

Berkshire Hathaway
  Inc - Del		CL A	   084670 10 8	  19,590 	 150  SH	 SOLE		      150           150
Berkshire Hathaway
  Inc - Del		CL B	   084670 20 7	  32,391       7,370  SH	 SOLE		    7,370   	  7,370
Chesapeake Energy Corp	COM	   165167 10 7	  12,622     351,981  SH	 SOLE		  351,981       351,981
Daily Journal Corp	COM	   233912 10 4	     348       8,100  SH	 SOLE		    8,100 	  8,100
Franklin Res Inc.	COM	   354613 10 1	  13,863     157,311  SH	 SOLE		  157,311 	157,311
Hansen Medical Inc	COM	   411307 10 1	   2,628     195,602  SH	 SOLE		  195,602 	195,602
Ingersoll-Rand
  Company Ltd		CL A	   G4776G 10 1	  10,888     349,317  SH	 SOLE		  349,317 	349,317
Legg Mason Inc		COM	   524901 10 5	   3,838     100,850  SH	 SOLE		  100,850 	100,850
McGrath Rentcorp	COM	   580589 10 9	      86       3,000  SH	 SOLE		    3,000 	  3,000
Mercury Genl Corp New	COM	   589400 10 0	   4,647      84,885  SH	 SOLE		   84,885 	 84,885
Mueller Wtr Prods Inc	COM SER B  624758 20 7	   2,280     350,800  SH	 SOLE		  350,800 	350,800
Wells Fargo & Co. New	COM	   949746 10 1	  13,135     350,000  SH	 SOLE		  350,000 	350,000
Wesco Finl Corp		COM	   950817 10 6	  28,824      71,346  SH	 SOLE		   71,346 	 71,346
              REPORT SUMMARY       13 Records    145,140   2,030,712